Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	BLUE CHIP INVESTOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001162127
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	bcifx
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
Blue Chip Investor Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Blue Chip Investor Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.16%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	rr_ExpenseExampleYear01	$ 118
Three Years	rr_ExpenseExampleYear03	449
Five Years	rr_ExpenseExampleYear05	804
Ten Years	rr_ExpenseExampleYear10	$ 1,802
Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the common stocks of industry-dominant companies whose earnings have demonstrated superior growth. The Fund's Adviser considers, among other things, balance sheet strength, cash flow and return on equity. The Fund normally focuses its investments in a core of less than 25 companies, and certain sectors are likely to be overweighted compared to others. The Fund invests in medium to large capitalization companies. The average market capitalization of holdings is usually larger than $5 billion. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected return are acquired.

The Fund may sell covered call options. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide additional income to the Fund.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You may lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Medium-Sized Companies

To the extent the Fund invests in the stocks of medium-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Medium-sized companies may experience higher failure rates than do larger companies.

Risk of Non-Diversification

The Fund is non-diversified, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Borrowing Risk

The Fund may borrow money in an amount not exceeding 33 1/3% of the Fund's total assets. Borrowing magnifies the potential for gain or loss of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage.

Covered Call Options Risk

Selling covered call options will limit the Fund's gain, if any, on the underlying securities, and the Fund continues to bear the risk of a decline in the value of the underlying stock until the option expires or is closed out.

Management Risk

The Adviser's strategy may fail to produce the intended results.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-877-673-3119. The bar chart shows calendar year total returns for the Fund for the last ten years.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-673-3119
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2009	rr_AnnualReturn2009	20.63%
Annual Return 2010	rr_AnnualReturn2010	13.41%
Annual Return 2011	rr_AnnualReturn2011	(1.04%)
Annual Return 2012	rr_AnnualReturn2012	17.36%
Annual Return 2013	rr_AnnualReturn2013	28.78%
Annual Return 2014	rr_AnnualReturn2014	12.64%
Annual Return 2015	rr_AnnualReturn2015	(5.01%)
Annual Return 2016	rr_AnnualReturn2016	18.63%
Annual Return 2017	rr_AnnualReturn2017	18.50%
Annual Return 2018	rr_AnnualReturn2018	(15.15%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (6/30/09) +18.77% Worst Quarter (3/31/09) -16.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.38%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/18
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Blue Chip Investor Fund | Blue Chip Investor Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.15%)
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	10.08%
Blue Chip Investor Fund | After Taxes on Distributions | Blue Chip Investor Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.24%)
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.28%
Blue Chip Investor Fund | After Taxes on Distributions and Sales | Blue Chip Investor Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.23%)
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	8.21%
Blue Chip Investor Fund | S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%

[1]	The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.00% of its average daily net assets through April 30, 2020. The fee waiver will automatically terminate on April 30, 2020 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before April 30, 2020.